Schedule of Components of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic			$ (12,874)	$ 3,160
Foreign				6
Income (loss) before provision for income taxes	$ (6,301)	$ 94	$ (12,874)	$ 3,166